Cover page Cover page	Oct. 28, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Oct. 28, 2019
Entity Registrant Name	John Bean Technologies Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34036
Entity Tax Identification Number	91-1650317
Entity Address, Address Line One	70 West Madison Street, Suite 4400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	861-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	JBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	John Bean Technologies Corporation is furnishing this amended Current Report on Form 8-K/A to correct an error in the press release attached as Exhibit 99.1 on the Form 8-K filed on October 28, 2019. In the October 28, 2019 8-K filing, the column entitled “As of October 28, 2019 Outlook FY 2019” of the schedule entitled “Reconciliation of Net Income to Adjusted EBITDA” reported incorrect figures for Income from continuing operations as reported, Income tax provision, Interest expense, net, and Depreciation and amortization. The corrected press release is attached hereto as Exhibit 99.1, in its entirety.
Entity Central Index Key	0001433660
Amendment Flag	true